DERIVATIVE INSTRUMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Loss on derivatives reclassified into income	$ 5,100,000
Expected to reclassify in the next twelve months from other comprehensive income into earning	5,100,000
Designated as Hedging Instrument
Derivative [Line Items]
Derivative liabilities	$ 9,000,000.0	$ 6,600,000
Interest Rate Swap
Derivative [Line Items]
Contract fixed interest rate	2.63%
Aggregate notional amount	$ 200,000,000.0
Decrease in notional amount over time	50,000,000
Interest Rate Swap | Designated as Hedging Instrument | Other current liabilities
Derivative [Line Items]
Derivative liabilities	5,100,000	2,600,000
Interest Rate Swap | Designated as Hedging Instrument | Other noncurrent liabilities
Derivative [Line Items]
Derivative liabilities	3,900,000	$ 4,000,000.0
Interest Rate Swap | December 31, 2020 - December 30, 2021
Derivative [Line Items]
Aggregate notional amount	200,000,000
Interest Rate Swap | December 31, 2021- December 29, 2022
Derivative [Line Items]
Aggregate notional amount	150,000,000
Interest Rate Swap | December 30, 2022 - January 23, 2023
Derivative [Line Items]
Aggregate notional amount	$ 100,000,000